Financial Instruments - Disclosure of maturity analysis for non-derivative and derivative financial liabilities (Detail) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of maturity analysis for derivative and non-derivative financial liabilities [line items]
Current debt		$ 579
Long-term debt	$ 3,772	2,676
Trade payables	217	265
Accruals	761	801
Lease liabilities	306	322
Undiscounted Cash Flow [member]
Disclosure of maturity analysis for derivative and non-derivative financial liabilities [line items]
Current debt		579
Long-term debt	3,810	2,711
Interest payable	1,794	1,814
Debt-related hedges outflows	1,098	499
Debt-related hedges inflows	(1,210)	(437)
Trade payables	217	265
Accruals	761	801
Lease liabilities	329	354
Other financial liabilities	291	295
Total	7,090	6,881
Not later than one year [member] | Undiscounted Cash Flow [member]
Disclosure of maturity analysis for derivative and non-derivative financial liabilities [line items]
Current debt		579
Long-term debt	0	0
Interest payable	153	132
Debt-related hedges outflows	22	499
Debt-related hedges inflows	(25)	(437)
Trade payables	217	265
Accruals	761	801
Lease liabilities	92	80
Other financial liabilities	291	295
Total	1,511	2,214
Later than one year and not later than two years [member] | Undiscounted Cash Flow [member]
Disclosure of maturity analysis for derivative and non-derivative financial liabilities [line items]
Current debt		0
Long-term debt	0	0
Interest payable	153	128
Debt-related hedges outflows	22	0
Debt-related hedges inflows	(25)	0
Trade payables	0	0
Accruals	0	0
Lease liabilities	76	75
Other financial liabilities	0	0
Total	226	203
Later than two years and not later than three years [member] | Undiscounted Cash Flow [member]
Disclosure of maturity analysis for derivative and non-derivative financial liabilities [line items]
Current debt		0
Long-term debt	600	0
Interest payable	153	128
Debt-related hedges outflows	22	0
Debt-related hedges inflows	(25)	0
Trade payables	0	0
Accruals	0	0
Lease liabilities	49	60
Other financial liabilities	0	0
Total	799	188
Later than three years and not later than four years [member] | Undiscounted Cash Flow [member]
Disclosure of maturity analysis for derivative and non-derivative financial liabilities [line items]
Current debt		0
Long-term debt	242	600
Interest payable	127	128
Debt-related hedges outflows	22	0
Debt-related hedges inflows	(25)	0
Trade payables	0	0
Accruals	0	0
Lease liabilities	39	41
Other financial liabilities	0	0
Total	405	769
Later than four years and not later than five years [member] | Undiscounted Cash Flow [member]
Disclosure of maturity analysis for derivative and non-derivative financial liabilities [line items]
Current debt		0
Long-term debt	1,099	242
Interest payable	105	102
Debt-related hedges outflows	1,010	0
Debt-related hedges inflows	(1,110)	0
Trade payables	0	0
Accruals	0	0
Lease liabilities	29	34
Other financial liabilities	0	0
Total	1,133	378
Later than five years [member] | Undiscounted Cash Flow [member]
Disclosure of maturity analysis for derivative and non-derivative financial liabilities [line items]
Current debt		0
Long-term debt	1,869	1,869
Interest payable	1,103	1,196
Debt-related hedges outflows	0	0
Debt-related hedges inflows	0	0
Trade payables	0	0
Accruals	0	0
Lease liabilities	44	64
Other financial liabilities	0	0
Total	$ 3,016	$ 3,129